UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2005

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  November 3, 2005

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 55
Form 13 F Information Table Value Total: 188,809

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      722     9840 SH       SOLE                     9840
Agilent Technologies Inc       COM              00846U101     5961   182000 SH       SOLE                   182000
American Financial Realty Trus COM              02607P305     6233   438925 SH       SOLE                   438925
Amgen Inc                      COM              031162100      525     6591 SH       SOLE                     6591
Archstone-Smith Trust          COM              039583109     3580    89800 SH       SOLE                    89800
BP PLC - Spons ADR             COM              055622104     1784    25182 SH       SOLE                    25182
Bank of America Corp           COM              060505104     1103    26208 SH       SOLE                    26208
BellSouth Corp                 COM              079860102      210     8000 SH       SOLE                     8000
Chevron Corp                   COM              166764100      270     4168 SH       SOLE                     4168
Citigroup Inc                  COM              172967101     6026   132380 SH       SOLE                   132380
Coca-Cola Co                   COM              191216100      581    13455 SH       SOLE                    13455
Comcast Corp-Class A           COM              20030N101     5293   180145 SH       SOLE                   180145
Computer Sciences Corp         COM              205363104     4457    94200 SH       SOLE                    94200
ConocoPhillips                 COM              20825C104     6552    93718 SH       SOLE                    93718
DNP Select Income Fund Inc.    COM              23325P104     4083   352250 SH       SOLE                   352250
Delphi Financial Group-Cl A    COM              247131105     5305   113350 SH       SOLE                   113350
DuPont E I de Nemours & Co     COM              263534109     1828    46663 SH       SOLE                    46663
Duke Realty Corp               COM              264411505      708    20900 SH       SOLE                    20900
Emerson Electric Co            COM              291011104      251     3500 SH       SOLE                     3500
Exxon Mobil Corporation        COM              30231G102     2282    35909 SH       SOLE                    35909
General Electric Co            COM              369604103     4034   119802 SH       SOLE                   119802
Great Plains Energy Inc        COM              391164100     1097    36675 SH       SOLE                    36675
HRPT Properties Trust          COM              40426W101     6928   558250 SH       SOLE                   558250
Helmerich & Payne              COM              423452101    10230   169400 SH       SOLE                   169400
Hewlett Packard Co             COM              428236103    28451   974365 SH       SOLE                   974365
Home Depot Inc                 COM              437076102      315     8250 SH       SOLE                     8250
Hospitality Properties Trust   COM              44106M102      304     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1710    69380 SH       SOLE                    69380
International Business Machine COM              459200101      599     7462 SH       SOLE                     7462
Johnson & Johnson              COM              478160104     1153    18225 SH       SOLE                    18225
KeySpan Corporation            COM              49337w100     6467   175835 SH       SOLE                   175835
Laboratory Corp of America Hol COM              50540R409      487    10000 SH       SOLE                    10000
Liberty Media Corp-A           COM              530718105      113    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      225     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     5599   136405 SH       SOLE                   136405
Merck & Co                     COM              589331107     2870   105460 SH       SOLE                   105460
Microsoft Corp                 COM              594918104     7037   273511 SH       SOLE                   273511
NSTAR                          COM              67019E107     6598   228152 SH       SOLE                   228152
New Plan Excel Realty Trust    COM              648053106     6082   265006 SH       SOLE                   265006
Newmont Mining Corp            COM              651639106    11677   247557 SH       SOLE                   247557
Northrop Grumman Corp          COM              666807102     7064   129969 SH       SOLE                   129969
PPL Corporation                COM              69351t106      249     7702 SH       SOLE                     7702
Pfizer Inc                     COM              717081103     4338   173746 SH       SOLE                   173746
Procter & Gamble               COM              742718109     1625    27326 SH       SOLE                    27326
Schering-Plough                COM              806605101      213    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     7840   355725 SH       SOLE                   355725
St. Paul Travelers Cos Inc     COM              792860108     4010    89375 SH       SOLE                    89375
Sunoco Inc                     COM              86764P109      360     4600 SH       SOLE                     4600
Techne Corp                    COM              878377100      570    10000 SH       SOLE                    10000
Thornburg Mortgage Inc         COM              885218107      246     9800 SH       SOLE                     9800
Unisys Corp                    COM              909214108       66    10000 SH       SOLE                    10000
Wachovia Corp                  COM              929903102      297     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      765    21000 SH       SOLE                    21000
Wyeth                          COM              983024100      549    11873 SH       SOLE                    11873
Xcel Energy Inc                COM              98389B100      887    45237 SH       SOLE                    45237